Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
Expanded Tech-Software Sector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 2.4%
Electronic Arts, Inc.
(a)
................. 669,110 $ 93,227,096
Take-Two Interactive Software, Inc.
(b)
....... 436,724 67,906,215
161,133,311
Interactive Media & Services — 0.7%
Snap, Inc. , Class A, NVS
(b)
............. 2,822,603 46,883,436
Software — 96.9%
A10 Networks, Inc. ................... 192,484 2,665,903
ACI Worldwide, Inc.
(b)
................. 289,990 11,480,704
Adeia, Inc. ........................ 303,500 3,394,648
Adobe, Inc.
(b)
....................... 1,186,232 658,999,325
Agilysys, Inc.
(b)
..................... 55,538 5,783,727
Alarm.com Holdings, Inc.
(a) (b)
............ 138,034 8,770,680
Alkami Technology, Inc.
(a) (b)
............. 113,491 3,232,224
Altair Engineering, Inc. , Class A
(a) (b)
........ 156,622 15,361,486
ANSYS, Inc.
(b)
...................... 240,101 77,192,472
Appfolio, Inc. , Class A
(b)
............... 57,619 14,091,879
Appian Corp. , Class A
(a) (b)
.............. 112,885 3,483,631
AppLovin Corp. , Class A
(a) (b)
............. 497,310 41,386,138
Asana, Inc. , Class A
(b)
................. 232,227 3,248,856
Aspen Technology, Inc.
(b)
............... 76,634 15,221,811
Atlassian Corp. , Class A
(b)
.............. 438,085 77,488,475
Aurora Innovation, Inc. , Class A
(a) (b)
........ 2,227,249 6,169,480
Autodesk, Inc.
(b)
..................... 588,329 145,582,011
AvePoint, Inc. , Class A
(b)
............... 265,320 2,764,634
Bentley Systems, Inc. , Class B
(a)
.......... 642,616 31,719,526
BILL Holdings, Inc.
(a) (b)
................. 265,639 13,977,924
Blackbaud, Inc.
(b)
.................... 111,163 8,467,286
BlackBerry Ltd.
(a) (b)
................... 1,487,934 3,690,076
BlackLine, Inc.
(b)
.................... 141,112 6,836,876
Box, Inc. , Class A
(b)
.................. 397,014 10,497,050
Braze, Inc. , Class A
(b)
................. 156,391 6,074,226
C3.ai, Inc. , Class A
(a) (b)
................ 269,030 7,791,109
Cadence Design Systems, Inc.
(b)
......... 748,449 230,335,180
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
... 912,753 10,140,686
Cleanspark, Inc.
(a) (b)
.................. 626,705 9,995,945
Clear Secure, Inc. , Class A ............. 239,214 4,475,694
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
434,893 8,054,218
CommVault Systems, Inc.
(b)
............. 119,366 14,511,325
Confluent, Inc. , Class A
(a) (b)
............. 672,880 19,870,146
Crowdstrike Holdings, Inc. , Class A
(a) (b)
..... 634,405 243,097,652
Datadog, Inc. , Class A
(b)
............... 848,342 110,021,474
Descartes Systems Group, Inc. (The)
(a) (b)
.... 234,482 22,707,237
DocuSign, Inc.
(a) (b)
................... 563,114 30,126,599
Dolby Laboratories, Inc. , Class A ......... 164,328 13,019,707
DoubleVerify Holdings, Inc.
(b)
............ 387,441 7,543,476
Dropbox, Inc. , Class A
(b)
............... 664,591 14,933,360
Dynatrace, Inc.
(b)
.................... 661,553 29,597,881
E2open Parent Holdings, Inc. , Class A
(a) (b)
... 487,917 2,190,747
Elastic NV
(b)
....................... 227,346 25,896,983
Envestnet, Inc.
(a) (b)
................... 131,345 8,220,884
Everbridge, Inc.
(b)
.................... 113,649 3,976,579
Fair Isaac Corp.
(a) (b)
.................. 67,965 101,176,777
Five9, Inc.
(a) (b)
...................... 203,154 8,959,091
Fortinet, Inc.
(a) (b)
..................... 1,743,871 105,103,105
Freshworks, Inc. , Class A
(b)
............. 501,431 6,363,159
Gen Digital, Inc. ..................... 1,515,435 37,855,566
Gitlab, Inc. , Class A
(b)
................. 298,232 14,828,095
Guidewire Software, Inc.
(a) (b)
............. 229,161 31,599,010
HashiCorp, Inc. , Class A
(b)
.............. 398,075 13,411,147
HubSpot, Inc.
(a) (b)
.................... 140,164 82,667,326
Intapp, Inc.
(a) (b)
...................... 112,018 4,107,700
InterDigital, Inc. ..................... 69,406 8,089,963
Security
Shares
Shares Value
Software (continued)
Intuit, Inc. ......................... 747,852 $ 491,495,813
Jamf Holding Corp.
(a) (b)
................ 164,424 2,712,996
Lightspeed Commerce, Inc.
(a) (b)
........... 380,107 5,203,665
LiveRamp Holdings, Inc.
(b)
.............. 182,026 5,631,884
Manhattan Associates, Inc.
(b)
............ 169,335 41,771,558
Marathon Digital Holdings, Inc.
(a) (b)
........ 750,705 14,901,494
Matterport, Inc. , Class A
(b)
.............. 679,633 3,037,960
MeridianLink, Inc.
(b)
.................. 54,852 1,171,639
Microsoft Corp. ..................... 1,232,333 550,791,234
MicroStrategy, Inc. , Class A
(a) (b)
........... 43,377 59,750,950
N-able, Inc.
(b)
....................... 196,689 2,995,573
nCino, Inc.
(a) (b)
...................... 169,809 5,340,493
NCR Voyix Corp.
(a) (b)
.................. 379,106 4,681,959
Nutanix, Inc. , Class A
(b)
................ 671,970 38,201,495
Open Text Corp.
(a)
................... 750,464 22,543,939
Oracle Corp. ....................... 3,891,121 549,426,285
PagerDuty, Inc.
(a) (b)
................... 262,891 6,028,091
Palantir Technologies, Inc. , Class A
(a) (b)
..... 5,449,157 138,027,147
Palo Alto Networks, Inc.
(a) (b)
............. 888,545 301,225,640
Pegasystems, Inc.
(a)
.................. 120,113 7,270,440
PowerSchool Holdings, Inc. , Class A
(b)
...... 159,789 3,577,676
Procore Technologies, Inc.
(b)
............ 249,511 16,545,074
Progress Software Corp. ............... 118,860 6,449,344
PROS Holdings, Inc.
(a) (b)
............... 120,533 3,453,270
PTC, Inc.
(a) (b)
....................... 329,330 59,829,381
Q2 Holdings, Inc.
(a) (b)
.................. 165,329 9,974,299
Qualys, Inc.
(a) (b)
..................... 101,591 14,486,877
Rapid7, Inc.
(a) (b)
..................... 171,414 7,410,227
RingCentral, Inc. , Class A
(a) (b)
............ 226,213 6,379,207
Riot Platforms, Inc.
(a) (b)
................ 743,102 6,791,952
Roper Technologies, Inc. ............... 294,402 165,942,631
Salesforce, Inc. ..................... 2,375,996 610,868,572
Samsara, Inc. , Class A
(a) (b)
.............. 525,815 17,719,965
SEMrush Holdings, Inc. , Class A
(b)
........ 83,733 1,121,185
SentinelOne, Inc. , Class A
(a) (b)
........... 784,875 16,521,619
ServiceNow, Inc.
(a) (b)
.................. 405,899 319,308,566
Smartsheet, Inc. , Class A
(a) (b)
............ 378,617 16,689,437
SolarWinds Corp. ................... 145,551 1,753,890
Sprinklr, Inc. , Class A
(a) (b)
............... 334,316 3,216,120
Sprout Social, Inc. , Class A
(a) (b)
........... 137,507 4,906,250
SPS Commerce, Inc.
(a) (b)
............... 101,848 19,163,720
Synopsys, Inc.
(a) (b)
................... 419,536 249,649,092
Tenable Holdings, Inc.
(a) (b)
.............. 326,938 14,247,958
Teradata Corp.
(b)
.................... 265,949 9,191,197
Tyler Technologies, Inc.
(a) (b)
............. 116,768 58,708,615
UiPath, Inc. , Class A
(a) (b)
............... 1,124,069 14,253,195
Unity Software, Inc.
(a) (b)
................ 674,784 10,971,988
Varonis Systems, Inc.
(b)
................ 307,735 14,762,048
Verint Systems, Inc.
(a) (b)
................ 171,558 5,524,168
Vertex, Inc. , Class A
(a) (b)
................ 133,983 4,830,087
Workday, Inc. , Class A
(b)
............... 584,140 130,590,338
Workiva, Inc. , Class A
(a) (b)
.............. 133,196 9,721,976
Zeta Global Holdings Corp. , Class A
(a) (b)
..... 427,716 7,549,187
Zoom Video Communications, Inc. , Class A
(b)
. 717,546 42,471,548
Zscaler, Inc.
(b)
...................... 247,289 47,526,473
Zuora, Inc. , Class A
(b)
................. 382,390 3,797,133
6,596,363,389
Total Long-Term Investments — 100 .0%
(Cost: $ 7,450,868,396 ) ............................ 6,804,380,136

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Expanded Tech-Software Sector ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(e)
.................. 319,901,661 $ 320,029,621
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 2,431,338 2,431,338
Total Short-Term Securities — 4 .7%
(Cost: $ 322,308,973 ) .............................. 322,460,959
Total Investments — 104 .7%
(Cost: $ 7,773,177,369 ) ............................ 7,126,841,095
Liabilities in Excess of Other Assets — (4.7) % ............. (319,377,851)
Net Assets — 100.0% ...............................
$ 6,807,463,244
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 473,321,351 $ — $ (153,232,442)
(a)
$ (14,363) $ (44,925) $ 320,029,621 319,901,661 $ 230,872
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 9,057,865 — (6,626,527)
(a)
— — 2,431,338 2,431,338 76,585 —
$ (14,363) $ (44,925) $ 322,460,959 $ 307,457 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 10 09/20/24 $ 2,308 $ (5,943)
Russell 2000 E-Mini Index .................................................... 12 09/20/24 1,239 13,406
$ 7,463

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Expanded Tech-Software Sector ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,804,380,136 $ — $ — $ 6,804,380,136
Short-Term Securities
Money Market Funds ...................................... 322,460,959 — — 322,460,959
$ 7,126,841,095 $ — $ — $ 7,126,841,095
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 13,406 $ — $ — $ 13,406
Liabilities
Equity contracts ........................................... (5,943) — — (5,943)
$ 7,463 $ — $ — $ 7,463
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares